Provisions - Disclosure of movements in provisions (Details) £ in Millions	12 Months Ended
Dec. 31, 2025 GBP (£)
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	£ 736
Provisions, ending balance	766
Provisions other than undrawn contractually committed facilities and guarantees
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	316
Additions	333
Amounts utilised	(218)
Unused amounts reversed	(64)
Exchange and other movements	1
Provisions, ending balance	368
Redundancy and restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	87
Additions	141
Amounts utilised	(109)
Unused amounts reversed	(53)
Exchange and other movements	(2)
Provisions, ending balance	64
Customer redress
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	13
Additions	9
Amounts utilised	(4)
Unused amounts reversed	(3)
Exchange and other movements	1
Provisions, ending balance	16
Legal, competition and regulatory matters
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	58
Additions	102
Amounts utilised	(77)
Unused amounts reversed	(3)
Exchange and other movements	(1)
Provisions, ending balance	79
Onerous contracts
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	0
Additions	16
Amounts utilised	0
Unused amounts reversed	0
Exchange and other movements	0
Provisions, ending balance	16
Sundry provisions
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	158
Additions	65
Amounts utilised	(28)
Unused amounts reversed	(5)
Exchange and other movements	3
Provisions, ending balance	193
Undrawn contractually committed facilities and guarantees
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	420
Net change in expected credit loss provision and other movements	(22)
Provisions, ending balance	£ 398